Average Annual Total Returns - FidelitySeriesAll-SectorEquityFund-PRO - FidelitySeriesAll-SectorEquityFund-PRO - Fidelity Series All-Sector Equity Fund	Apr. 01, 2023
Fidelity Series All-Sector Equity Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(18.46%)
Past 5 years	10.13%
Past 10 years	12.62%
Fidelity Series All-Sector Equity Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(20.46%)
Past 5 years	5.76%
Past 10 years	8.58%
Fidelity Series All-Sector Equity Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.36%)
Past 5 years	7.33%
Past 10 years	9.33%
RS001
Average Annual Return:
Past 1 year	(19.13%)
Past 5 years	9.13%
Past 10 years	12.37%
F1832
Average Annual Return:
Past 1 year	(19.13%)
Past 5 years	9.13%
Past 10 years	12.34%